Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Actuarial pension gain	$ (1,467)	$ (2,104)	$ (3,046)
Total	(9,175)	(28,610)
Total
Cash flows hedges unrealized loss	0	(22,904)
Cash flows hedges realized loss	(15,548)	(16,097)
Senior notes unrealized loss	0	(1,350)
Actuarial pension gain	1,467	2,104
Total	(14,081)	(38,247)
Attributable to Dryships Inc.
Cash flows hedges unrealized loss	0	(16,921)
Cash flows hedges realized loss	(10,130)	(11,893)
Senior notes unrealized loss	0	(1,350)
Actuarial pension gain	955	1,554
Total	(9,175)	(28,610)
Attributable to non controlling interest
Cash flows hedges unrealized loss	0	(5,983)
Cash flows hedges realized loss	(5,418)	(4,204)
Senior notes unrealized loss	0	0
Actuarial pension gain	512	550
Total	$ (4,906)	$ (9,637)